INCOME TAXES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Current:
Federal State And Local	$ 0	$ 0
Total Current	0	0
Deferred:
Federal State And Local Benefit	(860,056)	(1,705,046)
Net Operating Loss, Net Of State Tax Effect	(30,540)	(60,546)
Meals And Entertainment	10,134	4,459
Stock Based Expenses	46,769	87,706
Impairment	208,728	567,629
Amortization	143,243	153,497
Derivative Expense	(742,749)	239,468
Gain On Extinguishment	(1,808,903)	0
Change In Allowance	3,033,374	712,833
Total Benefit	$ 0	$ 0